Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		$ 383,241	$ 509,798	$ 547,386	$ 552,064
Other current financial assets		556	430
Other long-term financial assets		18,513	18,283
Other current financial liabilities		(1,344,570)	(857,637)
Other long-term financial liabilities		(9,533)	(10,091)
Indebtedness		4,020,334	3,660,787
Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables	[1]	54,529	58,422
Trade and other payables	[1]	(50,176)	(57,447)
Total		(3,647,619)	(3,166,597)
Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables	[1]
Trade and other payables	[1]
Total		(1,320,155)	(832,432)
Level 1 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		383,241	509,798
Other current financial assets		556	430
Other long-term financial assets		18,513	18,283
Level 1 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 2 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities			(25,205)
Other long-term financial liabilities		(9,533)
Indebtedness	[2]	(4,020,334)	(3,660,787)
Level 2 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities			(832,432)
Other long-term financial liabilities
Indebtedness	[2]
Level 2, Level 3 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(24,415)
Other long-term financial liabilities			(10,091)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(1,320,155)
Other long-term financial liabilities
Fair value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables	[1]	54,529	58,422
Trade and other payables	[1]	(50,176)	(57,447)
Total		(4,469,570)	(3,183,622)
Fair value [Member] | Level 1 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		383,241	509,798
Other current financial assets		556	430
Other long-term financial assets		18,513	18,283
Fair value [Member] | Level 2 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities			(857,652)
Other long-term financial liabilities		(8,935)
Indebtedness	[2]	(3,521,733)	(2,845,442)
Fair value [Member] | Level 2, Level 3 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		$ (1,345,565)
Other long-term financial liabilities			$ (10,014)

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
[2]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment.